NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (PARI PASSU INTERCREDITOR AGREEMENT) (NARRATIVE) (Details) (Senior Secured Note 6.375 Percent [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2012	Sep. 28, 2012
Debt Instrument [Line Items]
Interest rate	6.375%
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate		6.375%	6.375%
Debt instrument, minimum outstanding principle amount before triggering discard (less than)	$ 25.0